Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended											6 Months Ended				11 Months Ended				12 Months Ended
	Oct. 31, 2015		Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014		Jul. 31, 2014 [1]	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	Oct. 31, 2015		Oct. 31, 2014		Apr. 30, 2015		Apr. 30, 2014		May. 31, 2014		May. 31, 2013
Revenues:
Software license fees and subscriptions	$ 139.9				$ 132.8							$ 260.9		$ 324.8		$ 479.2		$ 427.8		$ 548.3		$ 518.1
Product updates and support fees	354.3				372.0							710.9		745.7		1,330.3		1,340.9		1,465.9		1,441.2
Software revenues	494.2				504.8							971.8		1,070.5		1,809.5		1,768.7		2,014.2		1,959.3
Consulting services and other fees	169.1				180.8							331.8		368.3		629.4		677.0		747.6		758.7
Total revenues	663.3		$ 658.7	$ 657.4	685.6		$ 753.2	$ 740.3	$ 672.7	$ 698.5	$ 650.3	1,303.6		1,438.8		2,438.9		2,445.7		2,761.8		2,718.0
Operating expenses:
Cost of software license fees and subscriptions	39.6	[2]			29.0	[2]						70.8	[2]	62.6	[2]	109.7	[3]	81.9	[3]	99.8	[3]	86.4	[3]
Cost of product updates and support fees	63.1	[2]			65.5	[2]						124.8	[2]	132.3	[2]	238.2	[3]	239.1	[3]	261.9	[3]	254.2	[3]
Cost of consulting services and other fees	140.0	[2]			138.5	[2]						278.8	[2]	285.0	[2]	507.2	[3]	540.3	[3]	593.2	[3]	588.5	[3]
Sales and marketing	106.5				119.6							207.9		247.3		412.9		403.3		457.1		460.2
Research and development	99.7				104.3							198.9		206.3		369.8		357.1		391.8		351.9
General and administrative	46.7				46.1							90.9		106.5		177.9		174.2		192.8		210.4
Amortization of intangible assets and depreciation	58.7				61.3							115.4		126.4		222.9		241.5		264.3		275.7
Restructuring costs	6.4		(0.1)	0.3	3.8		7.5	9.7	3.3	3.4	2.2	8.2		11.3		5.7		12.8		18.6		10.2
Acquisition-related and other costs	9.6		3.6	(1.2)	(1.4)		0.7	6.3	11.1	0.3	9.9	11.6		(0.7)		1.4		27.3		27.6		15.0
Total operating expenses	570.3				566.7							1,107.3		1,177.0		2,045.7		2,077.5		2,307.1		2,252.5
Income from operations	93.0		109.3	108.7	118.9		142.9	108.5	90.5	142.5	113.2	196.3		261.8		393.2		368.2		454.7		465.5
Other expense, net:
Interest expense, net	78.5				88.0							151.1		176.7		320.1		348.4		378.0		418.1
Loss on extinguishment of debt																172.4		5.2		5.2		1.8
Other (income) expense, net	10.8				(2.0)							(26.4)		(34.1)		(66.8)		(52.0)		(62.8)		99.2
Total other expense, net	89.3				86.0							124.7		142.6		425.7		301.6		320.4		519.1
Income (loss) before income tax	3.7				32.9							71.6		119.2		(32.5)		66.6		134.3		(53.6)
Income tax provision (benefit)	6.5				19.8							16.9		32.6		(52.2)		(0.4)		12.6		22.6
Net income (loss)	(2.8)				13.1							54.7		86.6
Net loss attributable to noncontrolling interests	(1.0)											(1.0)
Net income (loss) attributable to Infor, Inc.	$ (1.8)		$ (63.5)	$ 51.3	$ 13.1		$ 73.5	$ 34.3	$ 1.3	$ 63.0	$ 23.1	$ 55.7		$ 86.6		$ 19.7		$ 67.0		$ 121.7		$ (76.2)

[1]	Due to the change in our fiscal year end, the sum of the four quarters of fiscal 2015 reflected above are not additive to the 11-month transition period of fiscal 2015. In the first quarter of fiscal 2015, we began reporting our quarterly results on the basis of our new fiscal calendar and the first quarter of fiscal 2015 reflects the three months ended July 31, 2014. As such, the results of May 2014, which were included in our audited results for fiscal 2014, were also included in our first quarter of fiscal 2015 as reported. However, the results for May 2014 are not included in our results for the 11-month transition period of fiscal 2015 which reflects our results for June 2014 through April 2015.
[2]	Excludes amortization of intangible assets and depreciation which are separately stated below.
[3]	Excludes amortization of intangible assets and depreciation which are separately stated below